Net loss per share (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Net loss per share [Abstract]
Net loss per share
Note 21 - Net loss per share

Basic and diluted net loss per share attributable to common stockholders is presented using the treasury stock method. Under the treasury stock method, the amount the employee must pay for exercising stock options and the amount of compensation cost for future service that has not yet been recognized are collectively assumed to be used to repurchase shares.

Basic and diluted net loss per share is calculated by dividing net and comprehensive loss attributable to common stockholders by the weighted-average shares outstanding during the period. For the three months ended March 31 2020 and 2019, the Company’s basic and diluted net and comprehensive loss per share attributable to common stockholders are the same, because the Company has generated a net loss to common stockholders and common stock equivalents are excluded from diluted net loss per share as they have an antidilutive impact.

The following table sets forth basic and diluted net loss per share attributable to common stockholders for the three months ended March 31, 2020 and 2019:

Dollars in thousands except per share amounts
	Three Months Ended March 31,
	2020	2019
Common stockholders
Numerator:
Net and comprehensive loss	$(9,454)	$(2,776)
Less: Preferred stock dividends	34	-
Net and comprehensive loss available to common stockholders	$(9,488)	$(2,776)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted	48,526,396	11,674,127
Net loss per share attributable to common stockholders, basic and diluted	$(0.20)	$(0.24)

Note 21 - Net loss per share

Basic and diluted net loss per share attributable to common stockholders is presented using the treasury stock method. Under the treasury stock method, the amount the employee must pay for exercising stock options and the amount of compensation cost for future service that has not yet been recognized are collectively assumed to be used to repurchase shares.

Basic and diluted net loss per share is calculated by dividing net and comprehensive loss attributable to common stockholders by the weighted-average shares outstanding during the period.  For the years ended December 31, 2019 and 2018, the Company’s basic and diluted net and comprehensive loss per share attributable to common stockholders are the same, because the Company has generated a net loss to common stockholders and common stock equivalents are excluded from diluted net loss per share as they have an antidilutive impact.

The following table sets forth basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2019 and 2018:

Dollars in thousands except per share amounts	Years Ended
	December 31,
	2019	2018
Common stockholders
Numerator:
Net and comprehensive loss	$(184,462)	$(6,026)
Less: Preferred stock dividends	109	-
Net and comprehensive loss available to common stockholders	$(184,571)	$(6,026)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted	33,238,600	11,516,421
Net loss per share attributable to common stockholders, basic and diluted	$(5.55)	$(0.52)